RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Designated as hedging instruments (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 GW	Dec. 31, 2021 $ / MWh	Dec. 31, 2021 COP ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 $ / $	Dec. 31, 2021 € / $	Dec. 31, 2021 R$ / $	Dec. 31, 2020 GW	Dec. 31, 2020 $ / MWh	Dec. 31, 2020 COP ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 $ / $	Dec. 31, 2020 € / $	Dec. 31, 2020 R$ / $
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ (83)	$ 50
Carrying value	$ 351	$ 273
Notional amount – GWh (in gigawatts) | GW			10,022,000,000								8,657,000,000
Maturity dates	2022 - 2027	2021 - 2027
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	$ (124)	$ 15
Change in value of hedged item used to determine hedge effectiveness	117	(17)
Weighted average hedged rate for the year (in currency per dollar) | $ / MWh				35								32
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	(81)	(226)
Carrying value	$ 391	$ 546			$ 141	$ 152	€ 1,572						$ 619	$ 102	€ 1,279
Maturity dates	2022 - 2039	2021 - 2039
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	$ 81	$ (46)
Change in value of hedged item used to determine hedge effectiveness	(84)	47
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ 27	$ (3)
Maturity dates	2022 - 2023	2021 - 2022
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year (in currency per dollar)								3,925	0.87	5.73						3,728	0.82	5.38
Foreign exchange swaps | Colombian peso
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 676	$ 20
Foreign exchange swaps | Euro
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	497	185
Foreign exchange swaps | Brazilian real
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 75	$ 73